Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
a)Master Trust
The Plan entered into the Macy's, Inc. Defined Contribution Plans Master Trust, formerly known as The Federated Department Stores, Inc. Defined Contribution Plans Master Trust (the “Master Trust”) Agreement with JP Morgan Chase Bank, formerly known as The Chase Manhattan Bank (the “Trustee”). As of December 31, 2025 and 2024 the Master Trust holds the assets of the Plan exclusively. Under the terms of the Master Trust, the Trustee serves as Trustee custodian for the Master Trust.
The Macy's, Inc. Pension and Profit Sharing Committee selects a group of investment managers who determine purchases and sales of diversified investments for the respective portions of the assets in the Master Trust managed by them.
b)Basis of Presentation
The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with United States generally accepted accounting principles ("U.S. GAAP"). Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts. Contract value is the relevant measurement for the portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan.
c)Investments
Investments, where applicable, are reported at fair value as determined by quoted market prices on an active market (see Note 3). Purchases and sales of securities are recorded on a trade-date basis. Realized gains and losses on the sale of securities are reported on the average cost method.
The Plan provides for investments in various investment securities. Investment securities, in general, are exposed to various risks, such as interest rate, credit, overall market volatility, political, currency and regulatory risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect the amounts reported in the Statements of Net Assets Available for Benefits.
Dividend income is recorded on the ex-dividend date. Interest income from other investments is recorded as earned on an accrual basis.
d)Insurance Contracts
The Master Trust holds certain synthetic guaranteed investment contracts (“synthetic GICs”) which meet the fully benefit-responsive investment contract criteria and are reported at contract value. Insurance contracts have been put in place to cover various underlying fixed income instruments, primarily U.S. treasury bonds, other government bonds, mortgage-backed securities, asset-backed securities and corporate bonds. In determining the Net Assets Available for Benefits, the synthetic GIC's are recorded at their contract value, which is equal to principal balance plus accrued interest.
Contract value, as reported to the Plan by the Trustee, represents contributions made under the contract, plus earnings, less benefits paid and expenses charged. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
There are no reserves against contract value for credit risk of the contract issuer or otherwise. The crediting interest rate is based on a formula agreed upon with the issuer.
Generally, crediting interest rates are reviewed and reset quarterly and guarantee a positive return. The average yield was 4.04% for 2025 and 4.64% for 2024 and the average crediting rate was 3.63% and 3.36% at December 31, 2025 and December 31, 2024, respectively.
Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (1) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan), (2) bankruptcy of the Plan sponsor or other Plan sponsor events (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plan, or (3) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan Administrator does not believe that the occurrence of any such event, which would limit the Plan's ability to transact at contract value with participants, is probable.
The synthetic GICs do not permit the insurance company to terminate the agreement except under certain circumstances per the terms of the agreement. The Company and Plan may terminate the agreement upon 30 days' notice.
e)Participant Loans
Participant loans are valued at their unpaid principal balance plus any accrued but unpaid interest.
f)Payment of Benefits
Benefits are recorded when paid.
g)Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Plan Administrator to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions are subject to inherent uncertainties, which may result in actual amounts differing from reported amounts.
h)Subsequent Events
The Plan has evaluated subsequent events through June 26, 2026, the date the financial statements were available to be issued.